Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2016	2015	2014
Balance at January 1	$10,039.0	$8,857.4	$8,479.7
Less reinsurance recoverables on unpaid losses	1,442.7	1,185.9	1,045.9
Net balance at January 1	8,596.3	7,671.5	7,433.8
Net loss and loss adjustment reserves (disposed) acquired[1]	(2.5)	222.4	0
Total beginning reserves	8,593.8	7,893.9	7,433.8
Incurred related to:
Current year	16,967.1	14,657.1	13,330.3
Prior years	(87.5)	(315.1)	(24.1)
Total incurred	16,879.6	14,342.0	13,306.2
Paid related to:
Current year	11,149.0	9,577.3	8,831.5
Prior years	4,757.4	4,062.3	4,237.0
Total paid	15,906.4	13,639.6	13,068.5
Net balance at December 31	9,567.0	8,596.3	7,671.5
Plus reinsurance recoverables on unpaid losses	1,801.0	1,442.7	1,185.9
Balance at December 31	$11,368.0	$10,039.0	$8,857.4
[1] During 2016, $2.5 million net reserves were disposed by ARX in the exchange transaction (see Note 16 – Goodwill and Intangible Assets for further discussion). During 2015, $222.4 million net reserves were acquired in ARX acquisition.

Short-duration Insurance Contracts, Claims Development
The following tables show incurred and paid claims development, net of reinsurance, by accident year. Only the most recent year is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$3,372.5	$3,375.9	$3,385.5	$3,395.0	$3,352.4	$0.1	691,743
2013		3,506.0	3,520.9	3,518.2	3,528.0	53.9	696,614
2014			3,702.1	3,627.7	3,633.2	57.3	701,611
2015				3,774.9	3,773.8	142.1	702,917
2016					4,082.9	555.6	724,842
				Total	$18,370.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,673.7	$2,690.0	$3,070.2	$3,238.2	$3,308.4
2013		1,684.0	2,794.1	3,173.1	3,362.9
2014			1,809.0	2,868.1	3,284.5
2015				1,793.1	2,976.0
2016					1,941.6
				Total	$14,873.4
	All outstanding liabilities before 2012, net of reinsurance				59.0
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,555.9
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,948.7	$1,954.5	$1,956.6	$1,956.0	$1,958.0	$0	1,302,848
2013		2,014.0	2,001.4	2,000.1	1,999.4	(2.4)	1,347,820
2014			2,107.5	2,090.3	2,089.9	(2.0)	1,374,623
2015				2,136.8	2,137.2	(4.6)	1,336,089
2016					2,423.4	(87.4)	1,387,512
				Total	$10,607.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,903.9	$1,958.4	$1,958.1	$1,957.9	$1,957.1
2013		1,952.7	2,003.9	2,002.0	2,001.3
2014			2,078.8	2,091.6	2,090.6
2015				2,106.2	2,138.1
2016					2,391.0
				Total	$10,578.1
	All outstanding liabilities before 2012, net of reinsurance				0.3
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$30.1
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$2,507.4	$2,469.1	$2,480.0	$2,488.2	$2,471.6	$(0.1)	526,665
2013		2,619.4	2,621.8	2,615.8	2,649.8	40.9	550,135
2014			2,946.8	2,887.4	2,898.1	44.0	592,017
2015				3,330.5	3,328.3	122.4	656,712
2016					3,819.0	488.9	722,585
				Total	$15,166.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,221.9	$1,972.4	$2,264.4	$2,385.0	$2,438.3
2013		1,252.0	2,085.1	2,375.5	2,521.3
2014			1,413.0	2,278.0	2,624.2
2015				1,545.2	2,615.0
2016					1,780.6
				Total	$11,979.4
	All outstanding liabilities before 2012, net of reinsurance				31.7
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,219.1
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,562.4	$1,556.5	$1,557.3	$1,557.0	$1,558.1	$0	1,314,480
2013		1,653.7	1,635.6	1,634.6	1,633.4	(2.3)	1,367,281
2014			1,889.3	1,862.2	1,861.7	(2.2)	1,470,879
2015				2,110.7	2,097.7	(5.7)	1,539,503
2016					2,521.0	(115.0)	1,673,575
				Total	$9,671.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,540.1	$1,560.2	$1,559.1	$1,558.4	$1,557.9
2013		1,612.9	1,638.2	1,636.2	1,635.3
2014			1,874.6	1,864.1	1,862.7
2015				2,094.7	2,100.1
2016					2,505.0
				Total	$9,661.0
	All outstanding liabilities before 2012, net of reinsurance				0.3
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$11.2
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$800.1	$827.4	$810.7	$807.8	$794.8	$0	78,425
2013		864.2	864.6	865.4	865.0	23.3	78,090
2014			822.5	795.4	820.3	22.6	74,675
2015				897.6	911.1	51.0	77,263
2016					1,185.8	168.4	89,830
				Total	$4,577.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$228.6	$465.4	$621.5	$715.8	$759.9
2013		233.3	509.4	659.1	752.5
2014			234.0	438.7	610.0
2015				238.4	501.5
2016					298.6
				Total	$2,922.5
	All outstanding liabilities before 2012, net of reinsurance				20.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$1,675.3
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$266.6	$267.7	$268.4	$267.6	$267.8	$0	65,804
2013		256.2	254.2	254.5	253.7	(0.5)	62,654
2014			240.3	239.7	238.6	(0.1)	59,616
2015				274.4	274.1	(0.8)	62,609
2016					379.6	(4.6)	74,810
				Total	$1,413.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$247.6	$266.9	$267.3	$267.8	$267.6
2013		239.4	253.1	253.9	253.7
2014			224.6	238.3	237.7
2015				248.5	271.9
2016					336.7
				Total	$1,367.6
	All outstanding liabilities before 2012, net of reinsurance				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$46.6
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$296.4	$273.4	$260.8	$252.9	$253.5	$1.5	33,236
2013		307.3	283.3	254.3	254.1	3.3	30,578
2014			415.5	389.1	379.7	9.5	40,957
2015				460.0	416.5	31.7	41,788
2016					568.6	98.1	50,159
				Total	$1,872.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$178.0	$229.7	$242.4	$248.4	$250.2
2013		185.1	234.2	244.9	249.5
2014			269.2	351.5	365.9
2015				280.3	372.8
2016					415.2
				Total	$1,653.6
	All outstanding liabilities before 2012, net of reinsurance				5.9
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$224.7
[1] Required supplementary information (unaudited)

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The following tables show incurred and paid claims development, net of reinsurance, by accident year. Only the most recent year is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$3,372.5	$3,375.9	$3,385.5	$3,395.0	$3,352.4	$0.1	691,743
2013		3,506.0	3,520.9	3,518.2	3,528.0	53.9	696,614
2014			3,702.1	3,627.7	3,633.2	57.3	701,611
2015				3,774.9	3,773.8	142.1	702,917
2016					4,082.9	555.6	724,842
				Total	$18,370.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,673.7	$2,690.0	$3,070.2	$3,238.2	$3,308.4
2013		1,684.0	2,794.1	3,173.1	3,362.9
2014			1,809.0	2,868.1	3,284.5
2015				1,793.1	2,976.0
2016					1,941.6
				Total	$14,873.4
	All outstanding liabilities before 2012, net of reinsurance				59.0
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,555.9
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,948.7	$1,954.5	$1,956.6	$1,956.0	$1,958.0	$0	1,302,848
2013		2,014.0	2,001.4	2,000.1	1,999.4	(2.4)	1,347,820
2014			2,107.5	2,090.3	2,089.9	(2.0)	1,374,623
2015				2,136.8	2,137.2	(4.6)	1,336,089
2016					2,423.4	(87.4)	1,387,512
				Total	$10,607.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,903.9	$1,958.4	$1,958.1	$1,957.9	$1,957.1
2013		1,952.7	2,003.9	2,002.0	2,001.3
2014			2,078.8	2,091.6	2,090.6
2015				2,106.2	2,138.1
2016					2,391.0
				Total	$10,578.1
	All outstanding liabilities before 2012, net of reinsurance				0.3
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$30.1
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$2,507.4	$2,469.1	$2,480.0	$2,488.2	$2,471.6	$(0.1)	526,665
2013		2,619.4	2,621.8	2,615.8	2,649.8	40.9	550,135
2014			2,946.8	2,887.4	2,898.1	44.0	592,017
2015				3,330.5	3,328.3	122.4	656,712
2016					3,819.0	488.9	722,585
				Total	$15,166.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,221.9	$1,972.4	$2,264.4	$2,385.0	$2,438.3
2013		1,252.0	2,085.1	2,375.5	2,521.3
2014			1,413.0	2,278.0	2,624.2
2015				1,545.2	2,615.0
2016					1,780.6
				Total	$11,979.4
	All outstanding liabilities before 2012, net of reinsurance				31.7
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,219.1
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,562.4	$1,556.5	$1,557.3	$1,557.0	$1,558.1	$0	1,314,480
2013		1,653.7	1,635.6	1,634.6	1,633.4	(2.3)	1,367,281
2014			1,889.3	1,862.2	1,861.7	(2.2)	1,470,879
2015				2,110.7	2,097.7	(5.7)	1,539,503
2016					2,521.0	(115.0)	1,673,575
				Total	$9,671.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,540.1	$1,560.2	$1,559.1	$1,558.4	$1,557.9
2013		1,612.9	1,638.2	1,636.2	1,635.3
2014			1,874.6	1,864.1	1,862.7
2015				2,094.7	2,100.1
2016					2,505.0
				Total	$9,661.0
	All outstanding liabilities before 2012, net of reinsurance				0.3
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$11.2
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$800.1	$827.4	$810.7	$807.8	$794.8	$0	78,425
2013		864.2	864.6	865.4	865.0	23.3	78,090
2014			822.5	795.4	820.3	22.6	74,675
2015				897.6	911.1	51.0	77,263
2016					1,185.8	168.4	89,830
				Total	$4,577.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$228.6	$465.4	$621.5	$715.8	$759.9
2013		233.3	509.4	659.1	752.5
2014			234.0	438.7	610.0
2015				238.4	501.5
2016					298.6
				Total	$2,922.5
	All outstanding liabilities before 2012, net of reinsurance				20.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$1,675.3
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$266.6	$267.7	$268.4	$267.6	$267.8	$0	65,804
2013		256.2	254.2	254.5	253.7	(0.5)	62,654
2014			240.3	239.7	238.6	(0.1)	59,616
2015				274.4	274.1	(0.8)	62,609
2016					379.6	(4.6)	74,810
				Total	$1,413.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$247.6	$266.9	$267.3	$267.8	$267.6
2013		239.4	253.1	253.9	253.7
2014			224.6	238.3	237.7
2015				248.5	271.9
2016					336.7
				Total	$1,367.6
	All outstanding liabilities before 2012, net of reinsurance				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$46.6
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$296.4	$273.4	$260.8	$252.9	$253.5	$1.5	33,236
2013		307.3	283.3	254.3	254.1	3.3	30,578
2014			415.5	389.1	379.7	9.5	40,957
2015				460.0	416.5	31.7	41,788
2016					568.6	98.1	50,159
				Total	$1,872.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$178.0	$229.7	$242.4	$248.4	$250.2
2013		185.1	234.2	244.9	249.5
2014			269.2	351.5	365.9
2015				280.3	372.8
2016					415.2
				Total	$1,653.6
	All outstanding liabilities before 2012, net of reinsurance				5.9
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$224.7
[1] Required supplementary information (unaudited)

Subsequent to the date of acquisition, Progressive and ASI have worked together to refine the methodologies used by ASI in establishing their loss and LAE reserves. Therefore, past experience may not be indicative of future performance.

The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2016
Net outstanding liabilities
Personal Lines
Agency, Liability	$3,555.9
Agency, Physical Damage	30.1
Direct, Liability	3,219.1
Direct, Physical Damage	11.2
Commercial Lines
Liability	1,675.3
Physical Damage	46.6
Property	224.7
Other business	37.1
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	8,800.0

Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	724.5
Agency, Physical Damage	0
Direct, Liability	724.3
Direct, Physical Damage	0
Commercial Lines
Liability	59.5
Physical Damage	0
Property	132.7
Other business	154.9
Total reinsurance recoverable on unpaid claims	$1,795.9

Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	767.0
Reinsurance recoverable on unpaid claims	5.1

Total gross liability for unpaid claims and claim adjustment expense	$11,368.0

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table shows the average historical claims duration as of December 31, 2016:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	48.5%	30.6%	11.2%	5.2%	2.1%
Agency, Physical Damage	98.3%	1.8%	(0.1)%	—%	—%
Direct, Liability	47.6%	31.0%	11.6%	5.2%	2.2%
Direct, Physical Damage	99.5%	0.6%	(0.1)%	(0.1)%	—%
Commercial Lines
Liability	26.9%	28.9%	19.2%	11.3%	5.5%
Physical Damage	91.7%	6.8%	0.1%	0.1%	(0.1)%
Property	70.9%	21.1%	4.3%	2.1%	0.7%